Debt (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Term Loan		$ 13,000,000	$ 12,579,000
Seller Note		5,045,000	6,306,000
Contingent obligation - Seller		6,681,000	11,466,000
Other long term liabilities		57,000	45,000
Total	41,152,000	24,726,000	30,396,000
Current portion	2,500,000	565,000	1,350,000
Total long-term debt	38,652,000	24,161,000	29,046,000
JR Term Loan [Member]
Debt Instrument [Line Items]
Term Loan	9,000,000	0
Seller Note	4,318,000	0
Contingent obligation - Seller	3,784,000	0
IM Term Loan [Member]
Debt Instrument [Line Items]
Term Loan	13,000,000	13,000,000
Seller Note	5,284,000	5,045,000
Contingent obligation - Seller	$ 5,766,000	$ 6,681,000